SUBSEQUENT EVENTS - Equity Financing (Details) - Subsequent Event	Oct. 09, 2025 shares	Oct. 08, 2025 USD ($) $ / shares shares
SUBSEQUENT EVENTS
Number of shares issued	16,666,666	16,666,666
Price per unit | $ / shares		$ 0.6
Number of shares per unit		1
Number of warrants per unit		1
Number of shares per warrant		1
Exercise price of warrants | $ / shares		$ 0.6
Period for conducting subsequent financing		12 months
Minimum threshold investment amount | $		$ 50,000
Percentage of investment amount		100.00%
Placement agent fees, percentage of notes		4.50%
Placement agent fees, percentage of sale of units to existing investors		6.00%
Placement agent fees, percentage of sale of units to new investors		7.00%
Units sold | $		$ 500,000
Warrants exercised to purchase of common stock		1,000,000
2025 Warrant
SUBSEQUENT EVENTS
Warrant term		5 years
Number of shares per warrant		1
Exercise price of warrants | $ / shares		$ 0.75
Number of closing bid price		2
Days for calculating bid price		2 days